Related Party Transactions - Schedule of Major Related Parties and their Relationship with Group (Details)	12 Months Ended
Feb. 28, 2018
Mr. Tian Peiqing
Related Party Transaction [Line Items]
Relationship with the group	Chairman of the Group
Shanghai Fuxi Network Co. Ltd.
Related Party Transaction [Line Items]
Relationship with the group	Entities controlled by Tian Peiqing, Chairman of the Group
Shanghai Jiaxin Travel Agency
Related Party Transaction [Line Items]
Relationship with the group	Entities controlled by Tian Peiqing, Chairman of the Group
Mao Zhendong
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interests shareholder of Suzhou Four Seasons, a subsidiary of a VIE of the Company
Ju Yiming
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interests shareholder of Changzhou Fuxi, a subsidiary of a VIE of the Company